Other reserves and retained earnings - Summary of other reserves and retained earnings (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Other reserve, share premium	$ 11,960,000,000	$ 9,177,000,000
Changes in financial assumptions (loss)	1,242,000,000	1,295,000,000	$ (1,382,000,000)
Investment in equity accounted units
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Changes in financial assumptions (loss)	11,000,000	$ 7,000,000	$ 0
Merger reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Other reserve, share premium	$ 11,936,000,000